Employee Defined Contribution (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee Defined Contribution [Abstract]
Defined contribution plan cost recognized	¥ 10,883	¥ 12,114	¥ 23,327